Income Taxes - Summary of Deferred Tax Assets And Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	₩ 927,795	₩ 595,363	₩ 598,994
Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	3,649,163	3,603,653
Liabilities	(3,446,303)	(3,491,251)
Net	202,860	112,402
Deferred Income Tax Due to Temporary Difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	127,388	126,738
Liabilities	(55,109)	(115,022)
Net	72,279	11,716
Deferred Tax From Tax Credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	4,705,409	4,483,276
Liabilities	(3,777,614)	(3,887,913)
Net	927,795	595,363
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	187,472	156,608	130,501
Allowance for credit losses [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	187,522	156,681
Liabilities	(50)	(73)
Net	187,472	156,608
PP&E and Intangible asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	286,927	239,702	382,838
PP&E and Intangible asset [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	381,583	337,094
Liabilities	(94,656)	(97,392)
Net	286,927	239,702
Share of profit or loss of equity - accounted investees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	284,954	290,919	269,638
Share of profit or loss of equity - accounted investees [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	297,596	304,225
Liabilities	(12,642)	(13,306)
Net	284,954	290,919
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	34,849	63,187	47,565
Allowance for inventories valuation [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	34,849	63,187
Net	34,849	63,187
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	14,942	13,553	16,923
Prepaid expenses [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	16,366	13,659
Liabilities	(1,424)	(106)
Net	14,942	13,553
Gain or loss on foreign currency [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	217,580	143,239	(13,706)
Gain or loss on foreign currency [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	222,220	205,170
Liabilities	(4,640)	(61,931)
Net	217,580	143,239
Defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	9,130	(3,534)	(40,417)
Defined benefit liabilities [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	612,680	598,177
Liabilities	(603,550)	(601,711)
Net	9,130	(3,534)
Provision for construction losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	12,337	11,669	17,949
Provision for construction losses [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	12,337	11,669
Net	12,337	11,669
Provision for construction warranty [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	43,241	45,723	70,271
Provision for construction warranty [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	43,241	45,723
Net	43,241	45,723
Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(14,559)	(21,271)	(39,762)
Accrued income [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(14,559)	(21,271)
Net	(14,559)	(21,271)
Provision for accelerated depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(2,627,287)	(2,660,730)	(2,736,674)
Provision for accelerated depreciation [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(2,627,287)	(2,660,730)
Net	(2,627,287)	(2,660,730)
Spin-off [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	1,535,619	1,536,177	1,543,628
Spin-off [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,538,619	1,536,177
Liabilities		(3,000)
Net	1,535,619	1,536,177
Impairment loss on AFS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	64,811	94,317	94,542
Impairment loss on AFS [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	64,811	94,317
Net	64,811	94,317
Difference in acquisition costs of treasury shares [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	34,228	43,741	43,892
Difference in acquisition costs of treasury shares [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	34,228	43,741
Net	34,228	43,741
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	118,616	159,102	487,444
Other [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	203,111	193,833
Liabilities	(84,495)	(34,731)
Net	118,616	159,102
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	11,881	(35,572)	36,028
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member] | Deferred Income Tax Due to Temporary Difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	59,666	50,134
Liabilities	(47,785)	(85,706)
Net	11,881	(35,572)
Other deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	60,398	47,288	(7,051)
Other deferred income taxes recognized directly to equity [member] | Deferred Income Tax Due to Temporary Difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	67,722	76,604
Liabilities	(7,324)	(29,316)
Net	60,398	47,288
Tax credit carry-forward and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	384,376	253,559	71,364
Tax credit carry-forward and others [member] | Deferred Tax From Tax Credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	384,376	253,559
Net	384,376	253,559
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	268,280	217,686	₩ 224,021
Investments in subsidiaries, associates and joint ventures [member] | Deferred Tax From Tax Credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	544,482	499,326
Liabilities	(276,202)	(281,640)
Net	₩ 268,280	₩ 217,686